Acquisition of Asanko Gold (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Acquisition Date Fair Value of Major Class of Consideration Transferred

The following table summarises the acquisition date fair value of the consideration transferred:

United States Dollar
Figures in millions unless otherwise stated	2018
Cash – Asanko redeemable preference shares and equity	165.0

Total consideration transferred	165.0

Gain on acquisition of Asanko

Summary of gain on acquisition

The gain on acquisition was determined as follows:

United States Dollar
Figures in millions unless otherwise stated	2018
Total fair value of assets acquired	216.8
Redeemable preference shares equity financial asset acquired[1]	129.9
Fair value of identifiable net assets acquired[2]	86.9
Consideration transferred	(165.0)

Gain on acquisition[3]	51.8

Summary of Key Assumptions Used to Determine Fair Value of Redeemable Preference Shares at Acquisition

The redeemable preference shares were recognised as an investment in an equity financial instrument measured at fair value. The key assumptions used to determine the fair value of the redeemable preference shares of US$129.9 million at acquisition were as follows:

Par value of the preference shares	US$	165.0 million
Market-related interest rate		7.85%
Expected redemption period – 2020 to 2023		5 years

Summary of Key Assumptions Used to Determine Fair Value of the Net Identifiable Assets Acquired
The key assumptions used to determine the fair value of the net identifiable assets acquired were as follows:

US$ gold price – 2018 to 2019	US$	1,200/oz
US$ gold price – 2020 onwards	US$	1,300/oz
Discount rate		10.27%
Life-of-mine – 2019 to 2030		12 years